Unit-Based Compensation Plans Unit-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2015
Share-based Compensation, Allocation and Classification in Financial Statements [Abstract]
Schedule Of ETP Awards Granted To Employees And Non-Employee Directos
The following table shows the activity of the ETP awards granted to employees and non-employee directors:

	Number of ETP Units	Weighted Average Grant-Date Fair Value Per ETP Unit
Unvested awards as of December 31, 2014	3.5	$53.83
Awards granted	2.1	35.21
Awards vested	(1.2)	48.67
Awards forfeited	(0.4)	55.44
Conversion of RGP unit awards to ETP unit awards	0.8	58.88
Unvested awards as of December 31, 2015	4.8	47.61